UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A
(Amendment No. 1)

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution date:
September 25, 2006

Commission File Number of issuing entity:  333-109318-16
Long Beach Mortgage Loan Trust 2006‑2

Commission File Number of depositor: 333-109318
Long Beach Securities Corp.
(Depositor with respect to the Securities)

Washington Mutual Bank
(Sponsor with respect to the Securities)

Delaware	37-1522556
(State or other jurisdiction of incorporation)	(I.R.S. Employer Identification No.)

1400 South Douglass Road, Suite 100, Anaheim, California 92806
(Address of principal executive offices of the issuing entity)

(714) 939-5200
(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
(If Section 12(b))
Long Beach Mortgage Loan Trust 2006-2 Asset-Backed Certificates, Series 2006-2	[____]	[____]	[ X ]	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [ X ]  No [__].

Part I - Distribution Information

Item 1.  Distribution and Pool Performance Information

This Current Report on Form 10D/A relates to the revised distribution report furnished to certificate holders in connection with the September 2006 distribution.

Part II - Other Information

Item 9.  Exhibits.

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-2 Revised Monthly Distribution Report for September 2006

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

LONG BEACH SECURITIES CORP.

Date: October 23, 2006	By:	/s/ Michael J. Giampaolo
Name: Michael J. Giampaolo Title: Executive Vice President

Index to Exhibits

Exhibit No.	Description
99.1	Long Beach Mortgage Loan Trust 2006-2 Revised Monthly Distribution Report for September 2006

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